DEFINED CONTRIBUTION PLANS EXPENSE (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plans Expense
Contribution plan expense	$ 5,500	$ 5,000